Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	SFr 2,787	SFr 2,787	SFr 2,543
Net deferred tax assets	7,311	7,311	SFr 7,649
Net deferred tax assets change	(338)	1,612
Bank
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	2,779	2,779		SFr 2,172
Net deferred tax assets	SFr 7,343	7,343		SFr 5,716
Net deferred tax assets change		SFr 1,627